INCOME TAX - Deferred income tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX
Deferred tax assets	₽ 11,610	₽ 11,683
Deferred tax liabilities	(17,759)	(17,901)
Net deferred tax liabilities	₽ (6,149)	₽ (6,218)	₽ (10,413)